UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND,INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2006




ITEM 1. REPORT TO STOCKHOLDERS.
THE USAA MONEY MARKET FUND - ANNUAL REPORT FOR PERIOD ENDING JULY 31, 2006

[LOGO OF USAA]
   USAA(R)
                             USAA MONEY
                                   MARKET Fund

                                             [GRAPHIC OF USAA MONEY MARKET FUND]

     A n n u a l  R e p o r t

--------------------------------------------------------------------------------
     JULY 31, 2006

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

MANAGER'S COMMENTARY                                                         4

INVESTMENT OVERVIEW                                                          6

SHAREHOLDER VOTING RESULTS                                                   9

FINANCIAL INFORMATION

    Distributions to Shareholders                                           10

    Report of Independent Registered Public Accounting Firm                 11

    Portfolio of Investments                                                12

    Notes to Portfolio of Investments                                       32

    Financial Statements                                                    34

    Notes to Financial Statements                                           37

EXPENSE EXAMPLE                                                             45

ADVISORY AGREEMENTS                                                         47

DIRECTORS' AND OFFICERS' INFORMATION                                        52

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2006, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                        "

                                    AS I WRITE THESE WORDS, INFLATION HAS TAKEN
[PHOTO OF CHRISTOPHER W. CLAUS]       CENTER STAGE. AND IT IS LIKELY TO STAY
                                   THERE - WITH A BRIGHT SPOTLIGHT ON IT - UNTIL
                                    INVESTORS ARE SURE THAT IT IS UNDER CONTROL.

                                                        "

                                                                     August 2006
--------------------------------------------------------------------------------

        As I write these words, inflation has taken center stage. And it is likely to stay there - with a bright spotlight on it - until investors are sure that it is under control.

        Since June 2004, the Federal Reserve Board (the Fed) has tried to manage inflation by raising short-term interest rates 17 consecutive times. But it cannot accurately predict how these past rate increases will affect future rates of inflation. So on August 8, the Fed "paused" in raising rates to let past increases work their way through the financial system.

        Economic growth has already moderated from its strong pace earlier this year, supporting the Fed's belief that the economy is cooling gradually. Inflationary trends, however, persist. Fed governors must try to strike the right balance if they are to give the economy "a soft landing," taming inflation without choking off growth and hurting corporate earnings.

        Regardless, companies can no longer rely on an expanding economy to help them maintain earnings. They must strive to increase productivity, cut expenses, or take profitable market share away from a competitor. The only other alternative is to raise prices - which would be inflationary.

        Some companies can and will grow. The challenge for investors is to find and buy those stocks before the rest of the market seizes

 . . . C O N T I N U E D
========================--------------------------------------------------------

        the opportunity. In other words, it is a time for careful stock selection. At USAA Investment Management Company (IMCO), we have hired some of the finest money managers in the country, who work hard to make these decisions. They are seasoned equity professionals who at times have had success in up and down market cycles.

        In the bond market, long-term yields remain relatively low. The fixed-income market believes that to keep the economy from slowing too much, the Fed will eventually have to start lowering rates. If short-term rates do come down, bonds look attractive. In the interim, our fixed-income team has re-positioned your bond funds to take advantage of nearer-term opportunities. For investors who have been sitting tight in money market funds and short-term certificates of deposit (CDs), bonds with intermediate-term maturities may offer attractive values.

        Whatever happens in the months ahead, rest assured that all of us at IMCO will continue working in your best interests. Thank you for the opportunity to help you with your investment needs.

        Sincerely,

        /S/ CHRISTOPHER W. CLAUS

        Christopher W. Claus
        President and Vice Chairman of the Board

        CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8448 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR (USAA). READ IT CAREFULLY BEFORE INVESTING.

        Past performance is no guarantee of future results. o As interest rates rise, existing bond prices fall.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF PAMELA BLEDSOE NOBLE]     PAMELA BLEDSOE NOBLE, CFA
                                        USAA Investment Management Company

HOW DID THE FUND PERFORM?

        The seven-day yield on your USAA Money Market Fund increased from 2.86% on August 1, 2005, to 4.79% on July 31, 2006. The total return for the same period was 3.99%, compared to an average of 3.66% for all money market funds ranked by iMoneyNet, Inc. For the reporting year ended July 31, 2006, the Fund was ranked in the top 14% of similar retail money market funds as compiled by iMoneyNet, Inc.

WHAT WERE THE RELEVANT MARKET CONDITIONS DURING THE PERIOD?

        The Federal Open Market Committee (FOMC) continued to raise short-term rates by a quarter-percent at each meeting, pushing the federal funds rate from 3.25% to 5.25%. In February, Alan Greenspan, longtime Federal Reserve Board (the Fed) chairman, retired and was succeeded by Ben Bernanke. Although it is still unclear how Bernanke will lead the Fed in the years ahead, he has so far pursued strategies similar to those of the Greenspan Fed - long-term price stability and economic growth.

        On August 8, 2006, shortly after period-end and for the first time in 18 meetings, the Fed paused in its campaign of rate increases, leaving the federal funds rate at 5.25%. In its statement, the FOMC

        PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

        REFER TO PAGE 7 FOR THE IMONEYNET, INC. DEFINITION.

        IMONEYNET, INC. RANKED THE FUND 47 OUT OF 334 FUNDS IN THE FIRST TIER RETAIL MONEY MARKETS CATEGORY FOR THE ONE-YEAR PERIOD ENDING JULY 31, 2006. RANKINGS ARE BASED ON TOTAL RETURN WITHIN THE FUND'S RESPECTIVE IMONEYNET CATEGORY.

 . . . C O N T I N U E D
========================--------------------------------------------------------

        said that the risks of a slowing economy outweighed inflationary concerns. However, additional increases in short-term rates may still occur if inflation pressures do not recede as economic growth decelerates to more moderate levels.

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

        We positioned the Fund to maximize the benefits of interest-rate increases ahead of each FOMC meeting. Because they react quickly to rate changes, we concentrated on variable-rate demand notes (VRDNs), which reset daily or weekly. To capture yield, we purchased commercial paper and certificates of deposit with maturities ranging from one to six months. The addition of these longer maturities served to extend the portfolio's weighted average maturity from 23 days to 33 days.

WHAT IS THE OUTLOOK?

        In response to the Fed's more restrictive monetary policy, the economy has shown signs of slower growth in the months ahead. The FOMC appears confident that a moderate growth rate will put the brakes on inflation. However, it has signaled that it may again raise short-term rates if future data indicate it needs to fight inflation or to slow economic activity.

        We believe that the U.S. economy is transitioning from strong growth to more sustainable levels led by the slowing housing market and high oil prices. The Fund is positioned to make the most of the higher short-term yields, and we will continue to seek opportunities in the market that have the potential to add value. Money markets remain a prudent part of a diversified investment portfolio because, in addition to flexibility and liquidity, they help investors offset potential volatility in their stock and bond holdings.

        We thank you, the Fund's shareholders, for your confidence and trust.

6

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA MONEY MARKET FUND (Ticker Symbol: USAXX)

OBJECTIVE
--------------------------------------------------------------------------------

        Highest income consistent with preservation of capital and the maintenance of liquidity.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

        Invests principally in high-quality, U.S. dollar-denominated, short-term debt instruments that present minimal credit risk and comply with strict Securities and Exchange Commission (SEC) guidelines applicable to money market funds.

--------------------------------------------------------------------------------
                                   7/31/06                          7/31/05
--------------------------------------------------------------------------------
Net Assets                     $4,393.2 Million                 $2,960.0 Million
Net Asset Value Per Share           $1.00                            $1.00

--------------------------------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 7/31/06
--------------------------------------------------------------------------------
1 YEAR              5 YEARS               10 YEARS                   7-DAY YIELD
3.99%                1.94%                  3.65%                       4.79%

        THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

        AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

        TOTAL RETURN EQUALS INCOME RETURN AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. YIELDS AND RETURNS FLUCTUATE. THE SEVEN-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                      7-DAY YIELD COMPARISON

                [CHART OF 7-DAY YIELD COMPARISON]

              USAA MONEY MARKET FUND             iMONEYNET AVERAGE
              ----------------------             -----------------
07/26/2005            2.83%                            2.50%
08/30/2005            3.04                             2.72
09/27/2005            3.23                             2.90
10/25/2005            3.40                             3.02
11/29/2005            3.63                             3.24
12/27/2005            3.85                             3.44
01/31/2006            3.88                             3.60
02/28/2006            4.09                             3.74
03/28/2006            4.23                             3.86
04/25/2006            4.34                             4.01
05/30/2006            4.51                             4.20
06/27/2006            4.66                             4.31
07/25/2006            4.78                             4.47

                          [END CHART]

        DATA REPRESENT THE LAST TUESDAY OF EACH MONTH. ENDING DATE 7/25/06.

        The graph tracks the USAA Money Market Fund's seven-day yield against iMoneyNet, Inc. Money Fund Averages(TM)/First Tier, an average of first-tier major money market fund yields.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                    CUMULATIVE PERFORMANCE

              [CHART OF CUMULATIVE PERFORMANCE]

                                       USAA MONEY MARKET FUND
                                       -----------------------
07/31/1996                                   $10,000.00
08/31/1996                                    10,041.49
09/30/1996                                    10,084.87
10/31/1996                                    10,128.18
11/30/1996                                    10,169.01
12/31/1996                                    10,214.73
01/31/1997                                    10,259.01
02/28/1997                                    10,299.26
03/31/1997                                    10,343.98
04/30/1997                                    10,388.48
05/31/1997                                    10,433.50
06/30/1997                                    10,480.63
07/31/1997                                    10,527.95
08/31/1997                                    10,572.17
09/30/1997                                    10,621.36
10/31/1997                                    10,669.09
11/30/1997                                    10,712.99
12/31/1997                                    10,766.25
01/31/1998                                    10,814.36
02/28/1998                                    10,858.65
03/31/1998                                    10,908.69
04/30/1998                                    10,955.86
05/31/1998                                    11,001.62
06/30/1998                                    11,052.44
07/31/1998                                    11,101.85
08/31/1998                                    11,151.47
09/30/1998                                    11,199.62
10/31/1998                                    11,246.50
11/30/1998                                    11,293.96
12/31/1998                                    11,341.51
01/31/1999                                    11,384.92
02/28/1999                                    11,426.03
03/31/1999                                    11,473.89
04/30/1999                                    11,517.28
05/31/1999                                    11,557.72
06/30/1999                                    11,606.06
07/31/1999                                    11,651.34
08/31/1999                                    11,700.64
09/30/1999                                    11,748.33
10/31/1999                                    11,795.30
11/30/1999                                    11,849.07
12/31/1999                                    11,905.04
01/31/2000                                    11,960.35
02/29/2000                                    12,012.95
03/31/2000                                    12,070.01
04/30/2000                                    12,122.95
05/31/2000                                    12,187.66
06/30/2000                                    12,249.54
07/31/2000                                    12,314.43
08/31/2000                                    12,379.82
09/30/2000                                    12,441.24
10/31/2000                                    12,509.33
11/30/2000                                    12,573.83
12/31/2000                                    12,637.01
01/31/2001                                    12,705.54
02/28/2001                                    12,760.10
03/31/2001                                    12,814.29
04/30/2001                                    12,866.91
05/31/2001                                    12,914.33
06/30/2001                                    12,954.93
07/31/2001                                    12,996.47
08/31/2001                                    13,033.05
09/30/2001                                    13,063.61
10/31/2001                                    13,092.60
11/30/2001                                    13,116.49
12/31/2001                                    13,136.87
01/31/2002                                    13,155.55
02/28/2002                                    13,171.81
03/31/2002                                    13,189.64
04/30/2002                                    13,207.21
05/31/2002                                    13,225.91
06/30/2002                                    13,241.67
07/31/2002                                    13,258.55
08/31/2002                                    13,276.45
09/30/2002                                    13,291.80
10/31/2002                                    13,308.79
11/30/2002                                    13,323.79
12/31/2002                                    13,337.15
01/31/2003                                    13,350.57
02/28/2003                                    13,361.86
03/31/2003                                    13,372.32
04/30/2003                                    13,383.08
05/31/2003                                    13,394.38
06/30/2003                                    13,403.34
07/31/2003                                    13,411.11
08/31/2003                                    13,419.12
09/30/2003                                    13,426.41
10/31/2003                                    13,434.32
11/30/2003                                    13,440.93
12/31/2003                                    13,448.47
01/31/2004                                    13,455.33
02/29/2004                                    13,461.93
03/31/2004                                    13,468.78
04/30/2004                                    13,476.10
05/31/2004                                    13,482.62
06/30/2004                                    13,490.27
07/31/2004                                    13,499.85
08/31/2004                                    13,510.95
09/30/2004                                    13,524.00
10/31/2004                                    13,538.88
11/30/2004                                    13,555.30
12/31/2004                                    13,576.33
01/31/2005                                    13,596.13
02/28/2005                                    13,617.21
03/31/2005                                    13,642.47
04/30/2005                                    13,669.72
05/31/2005                                    13,697.75
06/30/2005                                    13,727.71
07/31/2005                                    13,760.39
08/31/2005                                    13,795.08
09/30/2005                                    13,833.44
10/31/2005                                    13,870.53
11/30/2005                                    13,911.24
12/31/2005                                    13,959.00
01/31/2006                                    14,001.29
02/28/2006                                    14,044.86
03/31/2006                                    14,097.88
04/30/2006                                    14,144.54
05/31/2006                                    14,198.15
06/30/2006                                    14,255.32
07/31/2006                                    14,309.10

                         [END CHART]

            DATA FROM 7/31/96 THROUGH 7/31/06.

        The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Money Market Fund.

        PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE CUMULATIVE PERFORMANCE QUOTED ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. FOR SEVEN-DAY YIELD INFORMATION, PLEASE REFER TO THE FUND'S INVESTMENT OVERVIEW PAGE.

                       PORTFOLIO MIX
                         7/31/2006

                          [PIE CHART OF PORTFOLIO MIX]

Variable-Rate Demand Notes                          34.0%
Bonds/Notes/Certificates of Deposit                 26.9%
Commercial Paper/Put Bonds                          21.4%
Adjustable-Rate Notes                               17.2%

                       [END CHART]

        PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

        YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-31.

 S H A R E H O L D E R
======================----------------------------------------------------------
                       Voting RESULTS

        On July 19, 2006, a meeting of shareholders was held to vote on a number of proposals relating to USAA mutual funds. Shareholders of record on May 26, 2006, were entitled to vote on each proposal shown below. All proposals were approved by the shareholders.

        The following proposals and voting results pertain to one or more series within USAA Mutual Fund, Inc. (the Company). Votes shown for Proposal 1 are for the entire series of the Company. Votes shown for Proposal 2 are for the USAA Money Market Fund.

PROPOSAL 1
--------------------------------------------------------------------------------

        Re-election of the Funds' Board of Directors.

NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------
     DIRECTORS                       FOR                     VOTES WITHHELD
--------------------------------------------------------------------------------
Richard A. Zucker               3,210,416,576                  101,025,630
Barbara B. Dreeben              3,205,552,151                  105,890,055
Robert L. Mason, Ph.D.          3,210,691,692                  100,750,514
Michael F. Reimherr             3,212,057,600                   99,384,606
Christopher W. Claus            3,209,754,156                  101,688,050

PROPOSAL 2
--------------------------------------------------------------------------------

        Approval of a reorganization plan for the Fund.

NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------
     FOR                   AGAINST             ABSTAIN        BROKER NON-VOTE*
--------------------------------------------------------------------------------
2,507,539,549            58,637,694           51,306,065         3,364,703

        *Broker "non-votes" (i.e., proxies from brokers or nominees indicating that such persons have not received instruction from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) are treated the same as abstentions and, as a result, had the effect of an "against" vote on the outcome of the proposals.

10

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA MONEY MARKET FUND

        The following federal tax information related to the Fund's fiscal year ended July 31, 2006, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2007.

        For the fiscal year ended July 31, 2006, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $145,512,000 as qualifying interest income.

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
=======================---------------------------------------------------------
                        Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA MONEY MARKET FUND:

We have audited the accompanying statement of assets and liabilities of the USAA Money Market Fund (a portfolio of USAA Mutual Funds Trust, formerly USAA Mutual Fund, Inc.) (the "Fund"), including the portfolio of investments, as of July 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Money Market Fund at July 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
September 13, 2006

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA MONEY MARKET FUND
JULY 31, 2006

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

        FIXED-RATE INSTRUMENTS - consist of bonds, notes, and certificates of deposit. The yield is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

        COMMERCIAL PAPER - unsecured promissory notes with maturities ranging from one to 365 days, issued mainly by the most creditworthy corporations. Commercial paper is usually purchased at a discount and matures at par value, however, it may also be interest-bearing.

        PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

        VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity for these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

        ADJUSTABLE-RATE NOTES - similar to VRDNs in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

PORTFOLIO DESCRIPTION ABBREVIATIONS
--------------------------------------------------------------------------------

              CD      Certificate of Deposit
              COP     Certificate of Participation
              GO      General Obligations
              IDA     Industrial Development Authority/Agency
              IDB     Industrial Development Board
              IDRB    Industrial Development Revenue Bond

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA MONEY MARKET FUND
JULY 31, 2006

              MFH     Multifamily Housing
              MLO     Municipal Lease Obligation
              MTN     Medium-Term Note
              RB      Revenue Bond

        CREDIT ENHANCEMENTS add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

        The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

              (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

              (NBGA) Principal and interest payments are guaranteed by a non-bank guarantee agreement from General Electric Co. or New York State GO.

              (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: AmSouth Bank, N.A., Citizens Bank, JPMorgan Chase Bank, N.A., or Wachovia Bank, N.A.

              (INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Assured Guaranty Corp., MBIA Insurance Corp., or XL Capital Assurance. The insurance does not guarantee the value of the security.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2006

PRINCIPAL                                                               COUPON OR
   AMOUNT   SECURITY                                                DISCOUNT RATE                 MATURITY          VALUE
-------------------------------------------------------------------------------------------------------------------------
            FIXED-RATE INSTRUMENTS (26.9%)

            CONSUMER FINANCE (0.5%)
  $20,000   SLM Corp., MTN, Series A                                         3.50%               9/30/2006     $   19,956
                                                                                                               ----------
            DIVERSIFIED BANKS (16.6%)
   25,000   American Express, CD                                             5.57                1/09/2007         25,000
   50,000   Associated Bank, CD                                              5.32                8/22/2006         50,000
   25,000   Associated Bank, CD                                              5.38                8/25/2006         25,000
   25,000   Associated Bank, CD                                              5.45               10/12/2006         25,000
   27,614   Bank of America N.A., Notes                                      5.28                9/14/2006         27,609
   25,000   Bank of Montreal Chicago, Yankee CD                              5.40                9/25/2006         25,000
   25,000   BNP Paribas, Chicago Branch, Yankee CD(d)                        5.50               10/23/2006         25,000
   25,000   BNP Paribas, Chicago Branch, Yankee CD(d)                        5.27               11/27/2006         25,000
   20,000   Canadian Imperial Bank of Commerce,
               New York Branch, Yankee CD(d)                                 4.51               10/13/2006         20,000
   25,000   Citibank New York N.A., CD                                       5.15                8/22/2006         25,000
   25,000   Citibank New York N.A., CD                                       5.40                9/20/2006         25,000
   26,791   Citibank New York N.A., CD                                       5.48               10/20/2006         26,791
   50,000   Depfa Bank, Yankee CD(d)                                         5.32                8/16/2006         50,000
   25,000   Depfa Bank, Yankee CD(d)                                         5.22                9/05/2006         25,000
   50,000   First Tennessee Bank, CD                                         5.29                8/11/2006         50,000
   20,000   First Tennessee Bank, CD                                         5.47               10/18/2006         20,000
   15,000   HBOS Treasury Services, Yankee CD(d)                             5.42               12/15/2006         15,000
   25,000   Huntington National Bank, CD                                     5.43                9/06/2006         25,000
   25,000   Huntington National Bank, CD                                     5.45                9/12/2006         25,000
   25,000   Huntington National Bank, CD                                     5.50               11/02/2006         25,000
   25,000   M&I Marshall & Ilsley Bank, CD                                   5.46               10/16/2006         25,000
   50,000   M&I Marshall & Ilsley Bank, CD                                   5.44               10/25/2006         50,000
   25,000   Mercantile Safe Deposit & Trust, CD                              5.20                8/11/2006         25,000
   20,000   Nordea Bank AB Finland, New York
               Branch, Yankee CD(d)                                          4.54               10/13/2006         19,990
   25,000   Regions Bank, CD                                                 5.00               12/19/2006         25,000
   25,000   Royal Bank of Canada, New York
               Branch, Yankee CD(d)                                          4.78               12/01/2006         25,000
                                                                                                               ----------
                                                                                                                  729,390
                                                                                                               ----------
            DIVERSIFIED CAPITAL MARKETS (1.1%)
   50,000   UBS AG, Stamford Branch Institutional,
               Yankee CD(d)                                                  5.29                8/07/2006         50,000
                                                                                                               ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2006

PRINCIPAL                                                               COUPON OR
   AMOUNT   SECURITY                                                DISCOUNT RATE                 MATURITY          VALUE
-------------------------------------------------------------------------------------------------------------------------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.1%)
  $25,000   Toronto Dominion, Yankee CD(d)                                   5.01%               8/08/2006     $   25,000
   25,000   Toronto Dominion, Yankee CD(d)                                   5.17               10/16/2006         25,000
                                                                                                               ----------
                                                                                                                   50,000
                                                                                                               ----------
            REGIONAL BANKS (7.4%)
   25,000   Amsouth Bank N.A., CD                                            5.16                9/11/2006         25,000
   25,000   Amsouth Bank N.A., CD                                            5.39                9/20/2006         25,000
   30,000   Citizens Bank of Rhode Island, CD                                5.34                8/17/2006         30,000
   25,000   Natexis Banques Populaires, New York
               Branch, Yankee CD(d)                                          5.23               10/27/2006         25,000
   25,000   Natexis Banques Populaires, New York
               Branch, Yankee CD(d)                                          4.77               11/17/2006         25,000
   25,000   Natexis Banques Populaires, New York
               Branch, Yankee CD(d)                                          5.26               11/22/2006         25,000
   26,815   PNC Funding Corp., Senior Notes                                  5.75                8/01/2006         26,815
   25,000   Wells Fargo Bank N.A., CD                                        4.85                1/30/2007         25,000
   20,000   Wilmington Trust Co., CD                                         4.81                8/02/2006         20,000
   25,000   Wilmington Trust Co., CD                                         5.13                8/02/2006         25,000
   25,000   Wilmington Trust Co., CD                                         5.50               11/07/2006         25,000
   25,000   Wilmington Trust Co., CD                                         5.35               12/06/2006         25,000
   25,000   Wilmington Trust Co., CD                                         5.60                1/17/2007         25,000
                                                                                                               ----------
                                                                                                                  326,815
                                                                                                               ----------
            THRIFTS & MORTGAGE FINANCE (0.2%)
    6,170   Countrywide Home Loans, Inc., MTN, Series J                      5.50                8/01/2006          6,170
                                                                                                               ----------
            Total Fixed-Rate Instruments (cost: $1,182,331)                                                     1,182,331
                                                                                                               ----------
            COMMERCIAL PAPER (18.1%)

            AGRICULTURAL PRODUCTS (1.1%)
   13,000   Louis Dreyfus Corp., Notes,
               Series A (LOC - Barclays Bank plc)                            5.28                8/07/2006         12,989
   23,000   Louis Dreyfus Corp., Notes,
               Series A (LOC - Barclays Bank plc)                            5.36                8/28/2006         22,907
   13,221   Louis Dreyfus Corp., Notes,
               Series A (LOC - Barclays Bank plc)                            5.36                8/30/2006         13,164
                                                                                                               ----------
                                                                                                                   49,060
                                                                                                               ----------
            ASSET-BACKED FINANCING (7.2%)
   14,231   Bavaria TRR Corp.(a),(b)                                         5.34                8/18/2006         14,195
   20,000   Check Point Charlie, Inc.(a),(b)                                 5.33                8/15/2006         19,958

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2006

PRINCIPAL                                                               COUPON OR
   AMOUNT   SECURITY                                                DISCOUNT RATE                 MATURITY          VALUE
-------------------------------------------------------------------------------------------------------------------------
  $22,531   Check Point Charlie, Inc.(a),(b)                                 5.34%               8/24/2006     $   22,454
   13,500   Check Point Charlie, Inc.(a),(b)                                 5.37                8/25/2006         13,452
   10,000   Check Point Charlie, Inc.(a),(b)                                 5.16                9/14/2006          9,937
   10,000   Check Point Charlie, Inc.(a),(b)                                 5.41               10/06/2006          9,901
   23,715   Lockhart Funding LLC(a),(b)                                      5.15                8/01/2006         23,715
    5,500   Lockhart Funding LLC(a),(b)                                      5.26                8/02/2006          5,499
   20,000   Lockhart Funding LLC(a),(b)                                      5.30                8/09/2006         19,977
   10,000   Lockhart Funding LLC(a),(b)                                      5.31                8/16/2006          9,978
   10,000   Lockhart Funding LLC(a),(b)                                      5.33                8/17/2006          9,976
   15,000   Lockhart Funding LLC(a),(b)                                      5.35                8/22/2006         14,953
   15,100   Lockhart Funding LLC(a),(b)                                      5.34                9/06/2006         15,019
   20,000   Lockhart Funding LLC(a),(b)                                      5.38                9/21/2006         19,848
   12,000   Sunbelt Funding Corp.(a),(b)                                     5.08                8/09/2006         11,987
   13,762   Sunbelt Funding Corp.(a),(b)                                     5.19                8/10/2006         13,744
   25,000   Sunbelt Funding Corp.(a),(b)                                     5.21                8/11/2006         24,964
   15,000   Sunbelt Funding Corp.(a),(b)                                     5.32                8/14/2006         14,971
   15,000   Sunbelt Funding Corp.(a),(b)                                     5.37                9/07/2006         14,917
   20,000   Sunbelt Funding Corp.(a),(b)                                     5.36                9/12/2006         19,875
    8,196   Windmill Funding Corp.(a),(b)                                    5.38                9/14/2006          8,142
                                                                                                               ----------
                                                                                                                  317,462
                                                                                                               ----------
            DIVERSIFIED BANKS (4.4%)
   25,000   Barclays US Funding, LLC                                         5.11                8/23/2006         24,922
   20,000   Barclays US Funding, LLC                                         5.37                9/11/2006         19,878
   25,000   Barclays US Funding, LLC                                         5.38               10/17/2006         24,712
   22,000   Central American Bank for Economic
               Integration (LOC - Barclays Bank plc)                         5.33                8/23/2006         21,928
   22,277   Gotham Funding Corp.(a),(b)                                      5.33                8/03/2006         22,271
   12,210   Gotham Funding Corp.(a),(b)                                      5.34                8/16/2006         12,183
   20,478   Gotham Funding Corp.(a),(b)                                      5.40               10/06/2006         20,275
   30,000   Long Lane Master Trust IV, Series A(a),(b)                       5.30                8/07/2006         29,974
   15,000   Long Lane Master Trust IV, Series A(a),(b)                       5.41               11/13/2006         14,765
                                                                                                               ----------
                                                                                                                  190,908
                                                                                                               ----------
            DIVERSIFIED CAPITAL MARKETS (0.7%)
   29,947   UBS Finance, Inc.                                                5.36                9/18/2006         29,733
                                                                                                               ----------
            ELECTRIC/GAS UTILITY (1.5%)
   36,928   New York Power Auth., Series 3                                   5.19                8/02/2006         36,923
   17,085   New York Power Auth., Series 3                                   5.14                8/03/2006         17,080
   13,598   New York Power Auth., Series 3                                   5.28                8/08/2006         13,584
                                                                                                               ----------
                                                                                                                   67,587
                                                                                                               ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2006

PRINCIPAL                                                               COUPON OR
   AMOUNT   SECURITY                                                DISCOUNT RATE                 MATURITY          VALUE
-------------------------------------------------------------------------------------------------------------------------
            GENERAL OBLIGATION (0.5%)
  $23,000   Texas Agriculture Finance Authority GO, Series A                 5.20%               8/10/2006     $   22,970
                                                                                                               ----------
            HEALTH CARE FACILITIES (0.6%)
    7,500   Medical Building Funding IV, LLC (LOC - KBC Bank N.V.)           5.53                8/21/2006          7,477
   20,000   Trinity Health Corp.                                             5.38                8/29/2006         19,916
                                                                                                               ----------
                                                                                                                   27,393
                                                                                                               ----------
            MUNICIPAL FINANCE (0.2%)
    6,200   New York Job Development Auth., Series H (NBGA)                  5.38                9/13/2006          6,160
                                                                                                               ----------
            REGIONAL BANKS (1.9%)
   15,000   Zions Bancorporation                                             5.39                8/07/2006         14,987
   15,000   Zions Bancorporation                                             5.35                8/09/2006         14,982
   15,000   Zions Bancorporation                                             5.38                8/24/2006         14,949
   15,010   Zions Bancorporation                                             5.40                9/11/2006         14,918
   10,000   Zions Bancorporation                                             5.37                9/22/2006          9,922
   12,000   Zions Bancorporation                                             5.40               10/02/2006         11,888
                                                                                                               ----------
                                                                                                                   81,646
                                                                                                               ----------
            Total Commercial Paper (cost: $792,919)                                                               792,919
                                                                                                               ----------
            PUT BONDS (3.3%)

            DIVERSIFIED BANKS (0.6%)
   25,000   M&I Marshall & Ilsley Bank, Puttable
               Reset Securities                                              5.18               12/15/2016         25,032
                                                                                                               ----------

            INTEGRATED OIL & GAS (1.2%)
   27,000   California Pollution Control Financing
               Auth. Environmental Improvement RB,
               Series 1997(b)                                                5.34               12/01/2032         27,000
   12,000   California Pollution Control Financing
               Auth. Environmental Improvement RB,
               Series 1997(b)                                                5.41               12/01/2032         12,000
   14,000   California Pollution Control Financing
               Auth. Environmental Improvement RB,
               Series 1997(b)                                                5.42               12/01/2032         14,000
                                                                                                               ----------
                                                                                                                   53,000
                                                                                                               ----------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2006

PRINCIPAL                                                               COUPON OR
   AMOUNT   SECURITY                                                DISCOUNT RATE                 MATURITY          VALUE
-------------------------------------------------------------------------------------------------------------------------
            OIL & GAS REFINING & MARKETING (1.5%)
  $20,000   IDB of the Parish of Calcasieu, LA, Inc.,
               Environmental RB, Series 1996
               (LOC - BNP Paribas)                                           5.31%               7/01/2026     $   20,000
   18,085   IDB of the Parish of Calcasieu, LA, Inc.,
               Environmental RB, Series 1996
               (LOC - BNP Paribas)                                           5.33                7/01/2026         18,085
   30,000   IDB of the Parish of Calcasieu, LA, Inc.,
               Environmental RB, Series 1996
               (LOC - BNP Paribas)                                           5.42                7/01/2026         30,000
                                                                                                               ----------
                                                                                                                   68,085
                                                                                                               ----------
            Total Put Bonds (cost: $146,117)                                                                      146,117
                                                                                                               ----------
            VARIABLE-RATE DEMAND NOTES (34.0%)

            AGRICULTURAL PRODUCTS (0.2%)
   10,005   Mississippi Business Finance Corp., RB,
               Series 2002 (LOC - Regions Bank)                              5.40                4/01/2012         10,005
                                                                                                               ----------
            AIRPORT SERVICES (0.0%)(g)
    1,165   Shawnee, KS, Private Activity RB, Series 1997
               (LOC - JPMorgan Chase Bank, N.A.)                             5.48               12/01/2012          1,165
                                                                                                               ----------
            AIRPORT/PORT (0.3%)
   11,800   Tulsa, OK, Airport Improvement Trust, RB
               (LOC - JPMorgan Chase Bank, N.A.)                             5.37                6/01/2023         11,800
                                                                                                               ----------

            APPAREL & ACCESSORIES & LUXURY GOODS (0.2%)
    7,045   St. Charles Parish, LA, RB, Series 2002
               (LOC - Federal Home Loan Bank of Dallas)                      5.75                9/01/2024          7,045
                                                                                                               ----------

            ASSET-BACKED FINANCING (1.2%)
    9,630   Capital One Funding Corp., Notes, Series
               1996E (LOC - JPMorgan Chase Bank, N.A.)                       5.35                7/02/2018          9,630
    5,677   Cornerstone Funding Corp. I, Notes,
               Series 2000B (LOC - Fifth Third Bank)                         5.51                1/01/2021          5,677
    6,915   Cornerstone Funding Corp. I, Notes,
               Series 2001D (LOC - Fifth Third Bank)                         5.46                1/01/2022          6,915

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2006

PRINCIPAL                                                               COUPON OR
   AMOUNT   SECURITY                                                DISCOUNT RATE                 MATURITY          VALUE
-------------------------------------------------------------------------------------------------------------------------
  $ 3,907   Cornerstone Funding Corp. I, Notes,
               Series 2003G (LOC - Huntington
               National Bank)                                                5.66%               1/01/2024     $    3,907
   14,946   Cornerstone Funding Corp. I, Notes,
               Series 2001B (LOC - Fifth Third Bank)                         5.46                9/01/2026         14,946
   12,744   Cornerstone Funding Corp. I, Notes,
               Series 2004A (LOC - Fifth Third Bank)                         5.46                6/01/2029         12,744
                                                                                                               ----------
                                                                                                                   53,819
                                                                                                               ----------
            AUTO PARTS & EQUIPMENT (1.8%)
   15,000   Alabama IDA, RB (LOC - Barclays Bank plc)                        5.71               10/01/2019         15,000
   10,240   Bardstown, KY, RB, Series 1994
               (LOC - Deutsche Bank Trust Co.)                               5.50                6/01/2024         10,240
   11,275   Bardstown, KY, RB, Series 1995
               (LOC - Deutsche Bank Trust Co.)                               5.50                3/01/2025         11,275
   42,000   LSP Automotive Systems, LLC, Series 2006
               (LOC - National Bank of South Carolina)                       5.43                3/01/2021         42,000
                                                                                                               ----------
                                                                                                                   78,515
                                                                                                               ----------
            AUTOMOTIVE RETAIL (0.3%)
    6,970   C-MEK Realty, LLC, Taxable Variable Rate
               Bonds, Series 2002 (LOC - Bank of
               North Georgia)                                                5.55               12/01/2022          6,970
    4,330   Germain Properties of Columbus, Inc.,
               Option Notes (LOC - JPMorgan
               Chase Bank, N.A.)                                             5.39                3/01/2031          4,330
                                                                                                               ----------
                                                                                                                   11,300
                                                                                                               ----------
            BROADCASTING & CABLE TV (0.4%)
    9,900   New Jersey Economic Development Auth., RB,
               Series 1997A (NBGA)(b)                                        5.31               10/01/2021          9,900
    6,000   New Jersey Economic Development Auth., RB,
               Series 1997B (LOC - JPMorgan
               Chase Bank, N.A.)                                             5.31               10/01/2021          6,000
                                                                                                               ----------
                                                                                                                   15,900
                                                                                                               ----------
            BUILDINGS (0.4%)
    8,035   Downtown Marietta Development Auth.,
               GA, RB, Series 1996B (LIQ)                                    5.47                7/01/2021          8,035
    8,375   Greenville, SC, Memorial Auditorium
               District Public Facilities, COP (MLO),
               Series 1996C (LOC - Bank
               of America, N.A.)                                             5.42                9/01/2017          8,375
                                                                                                               ----------
                                                                                                                   16,410
                                                                                                               ----------

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2006

PRINCIPAL                                                               COUPON OR
   AMOUNT   SECURITY                                                DISCOUNT RATE                 MATURITY          VALUE
-------------------------------------------------------------------------------------------------------------------------
            CASINOS & GAMING (1.0%)
  $41,830   Detroit, MI, Economic Development Corp.,
               RB, Series 1999C (LOC - National City
               Bank of the Midwest)                                          5.45%               5/01/2009     $   41,830
                                                                                                               ----------
            COMMUNITY SERVICE (0.1%)
    5,400   Roman Catholic Diocese of Raleigh, NC,
               Notes, Series A (LOC - Bank of
               America, N.A.)                                                5.45                6/01/2018          5,400
                                                                                                               ----------
            CONSTRUCTION & ENGINEERING (0.7%)
   23,325   Dynetics, Inc., Variable/Fixed-Rate
               Promissory Notes, Series 2004
               (LOC - Compass Bank)                                          5.38               12/01/2026         23,325
    6,225   Liliha Parking Co., LP, RB, Series 1994
               (LOC - First Hawaiian Bank)                                   5.90                8/01/2024          6,225
                                                                                                               ----------
                                                                                                                   29,550
                                                                                                               ----------
            DEPARTMENT STORES (0.7%)
   31,320   Belk, Inc., RB, Series 1998
               (LOC - Wachovia Bank, N.A.)                                   5.40                7/01/2008         31,320
                                                                                                               ----------
            DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.2%)
    1,150   Colorado Housing Finance Auth., RB,
               Series 2006B (LOC - California
               Bank & Trust)                                                 5.75                6/01/2031          1,150
    5,470   Ferriot, Inc., TaxableVariable Rate
               Demand Bonds, Series 1999
               (LOC - FirstMerit Bank, N.A.)                                 5.40                4/01/2020          5,470
                                                                                                               ----------
                                                                                                                    6,620
                                                                                                               ----------
            DIVERSIFIED METALS & MINING (0.5%)
   12,000   Prince Metal Stamping USA,  Inc.,
               Variable/Term Rate Notes, Series 2004
               (LOC - Bank of Nova Scotia)                                   5.38                3/01/2024         12,000
    8,435   Webster, KY, Taxable Variable Rate
               Demand Industrial RB, Series 2004
               (LOC - Regions Bank)                                          5.35               11/01/2024          8,435
                                                                                                               ----------
                                                                                                                   20,435
                                                                                                               ----------
            EDUCATION (1.1%)
    9,215   Massachusetts Development Finance
               Agency, RB, Series 2005B (INS)(LIQ)                           5.50                7/01/2014          9,215

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2006

PRINCIPAL                                                               COUPON OR
   AMOUNT   SECURITY                                                DISCOUNT RATE                 MATURITY          VALUE
-------------------------------------------------------------------------------------------------------------------------
  $ 9,515   Oklahoma City Industrial & Cultural
               Facilities Trust, Variable Rate
               Demand Bonds, Series 2005A
               (LOC - Bank of America, N.A.)                                 5.37%               9/15/2016     $    9,515
   15,000   Pepperdine Univ., Bonds, Series 2002B                            5.50                8/01/2037         15,000
    4,050   Rockland County, NY, IDA Civic Facility RB,
               Series 2004B (LOC - Commerce
               Bank, N.A.)                                                   5.50                5/01/2034          4,050
    6,200   Savannah College of Art and Design, Inc.,
               RB, Series 2004 (LOC - Bank of
               America, N.A.)                                                5.40                4/01/2024          6,200
    4,365   Univ. of Alabama, General RB,
               Series 2004-B (INS)(LIQ)                                      5.40                7/01/2009          4,365
                                                                                                               ----------
                                                                                                                   48,345
                                                                                                               ----------
            EDUCATIONAL SERVICES (1.4%)
    7,000   Glendale, AZ, IDA RB, Series 2005A
               (LOC - Bank of New York)                                      5.37                7/01/2035          7,000
   20,000   Gwinnett Instructional SC, LLC, RB,
               Series 2005 (LOC - Allied Irish Banks plc)                    5.40                1/01/2031         20,000
   14,900   Loanstar Assets Partners, LP, RB,
               Series 2005A (LOC - State
               Street Bank & Trust Co.)(b)                                   5.32                2/01/2041         14,900
   13,250   Mesivta Yeshiva Rabbi Chaim Berlin, RB,
               Series 2005 (LOC - Allied Irish Banks plc)                    5.37               11/01/2035         13,250
    8,505   Yamhill County, Taxable Variable Rate
               Demand RB, Series 2005B
               (LOC - Bank of America, N.A.)                                 5.37               10/01/2020          8,505
                                                                                                               ----------
                                                                                                                   63,655
                                                                                                               ----------
            ELECTRIC/GAS UTILITY (0.8%)
   23,735   Municipal Gas Auth. of Georgia, RB,
               Series 2003A (LOC - JPMorgan
               Chase Bank, Wachovia Bank, N.A.)                              5.43                2/01/2015         23,735
   11,960   Southeast Alabama Gas District, General
               System RB, Series 2003A (INS)(LIQ)                            5.38                6/01/2023         11,960
                                                                                                               ----------
                                                                                                                   35,695
                                                                                                               ----------
            FOOD DISTRIBUTORS (1.6%)
   12,100   Classic City Beverages, LLC, Taxable
               Variable Rate Bonds, Series 2003
               (LOC - Columbus Bank & Trust Co.)                             5.40                8/01/2018         12,100

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2006

PRINCIPAL                                                               COUPON OR
   AMOUNT   SECURITY                                                DISCOUNT RATE                 MATURITY          VALUE
-------------------------------------------------------------------------------------------------------------------------
  $26,000   Henry County, GA, Development Auth.,
               RB, Series 2004  (LOC - Columbus
               Bank & Trust Co.)                                             5.40%               8/01/2029     $   26,000
    9,000   Jackson Beverages, LLC, Taxable
               Variable Rate Bonds, Series 2005
               (LOC - Columbus Bank & Trust Co.)                             5.40                2/01/2020          9,000
   10,250   Macon Beverage Co., LLC, Taxable
               Variable Rate Bonds, Series 2004
               (LOC - Columbus Bank & Trust Co.)                             5.40                4/01/2019         10,250
   13,900   North Georgia Distributing Co., LLC,
               Taxable Variable Rate Bonds,
               Series 2003 (LOC - Columbus
               Bank & Trust Co.)                                             5.40                8/01/2018         13,900
                                                                                                               ----------
                                                                                                                   71,250
                                                                                                               ----------
            GENERAL MERCHANDISE STORES (0.4%)
   17,000   Laguna Development Corp., NM, Variable
               Rate Demand Bonds, Series 2005
               (LOC - JPMorgan Chase Bank, N.A.)                             5.32               12/01/2020         17,000
                                                                                                               ----------
            HEALTH CARE FACILITIES (2.6%)
   10,790   Baptist Medical Plaza Associates,
               Taxable Variable Rate Demand Bonds,
               Series 1997 (LOC - KBC Bank N.V.)                             5.46                6/01/2017         10,790
   17,640   Bronson Lifestyle Improvement & Research
               Center, Notes, Series A (LOC - Fifth
               Third Bank)                                                   5.35                9/01/2030         17,640
    8,180   California Statewide Communities
               Development Auth., RB, Series 2002-B
               (LOC - Allied Irish Banks plc)                                5.46               11/15/2042          8,180
    6,080   Centrastate Medical Arts Building, LLC,
               Demand Bonds, Series 2000 (LOC -
               Commerce Bank, N.A.)                                          5.55               12/01/2025          6,080
   15,000   Chestnut Hill Benevolent Association,
               RB, Taxable Variable Rate Demand Bonds,
               Series 2005 (LOC - Banknorth, N.A.)                           5.52                2/01/2035         15,000
    6,655   Crystal Clinic, Notes, Series 2000
               (LOC - FirstMerit Bank, N.A.)                                 5.40                4/01/2020          6,655
    5,455   Dunn Nursing Home Inc., Taxable Variable
               Rate Secured Notes, Series 2002
               (LOC - Federal Home Loan Bank of Atlanta)                     5.40                2/01/2024          5,455

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2006

PRINCIPAL                                                               COUPON OR
   AMOUNT   SECURITY                                                DISCOUNT RATE                 MATURITY          VALUE
-------------------------------------------------------------------------------------------------------------------------
  $13,710   Infirmary Health Systems Special Care, RB,
               Series 2000B (LOC - Regions Bank)                             5.40%               1/01/2024     $   13,710
    6,990   MCE MOB IV LP, Demand Notes,
               Series 2002 (LOC - National City Bank)                        5.35                8/01/2022          6,990
    6,700   Palmetto NW, LLC, Secured Promissory
               Notes (LOC - National Bank of
               South Carolina)                                               5.45                5/01/2029          6,700
    8,820   Sprenger Enterprises, Floating-Rate
               Option Notes (LOC - JPMorgan
               Chase Bank, N.A.)                                             5.35               10/01/2035          8,820
    1,625   St. Francis Healthcare Foundation, HI,
               Floating-Rate Notes (LOC - First
               Hawaiian Bank)                                                5.90                8/01/2012          1,625
    5,700   West Side Surgical Properties, LLC,
               Series 2006 (LOC - Huntington
               National Bank)                                                5.50                9/01/2027          5,700
                                                                                                               ----------
                                                                                                                  113,345
                                                                                                               ----------
            HEALTH CARE SERVICES (0.1%)
    3,300   Univ. Hospitals Trust, Taxable RB,
               Series 2005B (LOC - Bank of
               America, N.A.)                                                5.37                8/15/2021          3,300
                                                                                                               ----------
            HEAVY ELECTRICAL EQUIPMENT (0.4%)
   18,670   Mississippi Business Finance Corp., IDRB,
               Series 2005 (LOC - AmSouth Bank, N.A.)                        5.40                4/01/2020         18,670
                                                                                                               ----------
            HOME FURNISHINGS (0.2%)
    9,690   Standard Furniture Manufacturing Co., Inc.,
               Promissory Notes, Series 2002
               (LOC - AmSouth Bank, N.A.)                                    5.48                9/01/2014          9,690
                                                                                                               ----------
            HOME IMPROVEMENT RETAIL (0.2%)
    9,000   Brookhaven, NY, IDA, Taxable Intercounty
               Associates, RB (LOC - North Fork Bank)                        5.70                1/01/2025          9,000
                                                                                                               ----------
            HOSPITAL (0.3%)
   14,400   Indiana Health Facility Financing Auth.,
               RB, Series 1999B (LOC - Bank of
               America, N.A.)                                                5.45                1/01/2019         14,400
                                                                                                               ----------

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2006

PRINCIPAL                                                               COUPON OR
   AMOUNT   SECURITY                                                DISCOUNT RATE                 MATURITY          VALUE
-------------------------------------------------------------------------------------------------------------------------
            HOTELS, RESORTS,& CRUISE LINES
  $ 7,905   Alprion, LLC, Demand Bonds, Series 2004
               (LOC - Federal Home Loan Bank of Topeka)                      5.48%              10/01/2034     $    7,905
    5,900   Connecticut Development Auth., RB,
               Series 2006B (LOC - Banknorth, N.A.)                          5.40               12/01/2028          5,900
                                                                                                               ----------
                                                                                                                   13,805
                                                                                                               ----------
            HOUSEHOLD APPLIANCES (0.2%)
   10,900   Mississippi Business Finance Corp., IDRB,
               Series 2000 (LOC - Bank of America, N.A.)                     5.47                6/01/2015         10,900
                                                                                                               ----------
            INDUSTRIAL CONGLOMERATES (0.3%)
   14,000   Mississippi Business Finance Corp.,
               IDRB, Series 1998(b)                                          5.31                2/01/2023         14,000
                                                                                                               ----------
            INDUSTRIAL GASES (0.1%)
    4,400   Sandhill Group, LLC, Option Notes,
               Series 2003 (LOC - Regions Bank)                              5.45               12/01/2013          4,400
                                                                                                               ----------
            INDUSTRIAL MACHINERY (1.0%)
   25,000   Hampton Hydraulics, LLC, Promissory
               Notes, Series 2003 (LOC - AmSouth
               Bank, N.A.)                                                   5.45                4/01/2013         25,000
    9,440   Savannah, GA, Economic Development
               Auth., RB, Series 1998 (LOC -
               Wachovia Bank, N.A.)                                          5.40                6/01/2018          9,440
    9,885   Sterling Pipe & Tube, Inc., Notes,
               Series 2000 (LOC - National City Bank)                        5.40               11/01/2012          9,885
                                                                                                               ----------
                                                                                                                   44,325
                                                                                                               ----------
            LEISURE FACILITIES (2.1%)
    7,400   Bloomingdale Life Time Fitness, LLC, RB,
               Series 2000 (LOC - JPMorgan
               Chase Bank, N.A.)                                             5.34                1/01/2020          7,400
    3,959   Cornerstone Funding Corp. I, Notes,
               Series 2003I (LOC - Fifth Third Bank)                         5.51                8/01/2025          3,959
   11,750   First Assembly of God, Taxable Variable
               Rate Demand Bonds, Series 2004
               (LOC - Regions Bank)                                          5.40               12/01/2029         11,750
    8,150   First Church of God, Notes, Series 2002
               (LOC - Huntington National Bank)                              5.50               10/03/2022          8,150

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2006

PRINCIPAL                                                               COUPON OR
   AMOUNT   SECURITY                                                DISCOUNT RATE                 MATURITY          VALUE
-------------------------------------------------------------------------------------------------------------------------
  $10,285   Harvest Bible Chapel, Demand RB,
               Series 2004 (LOC - Fifth Third Bank)                          5.35%               8/01/2029     $   10,285
   30,700   Olympic Club, RB, Series 2002
               (LOC - Allied Irish Banks plc)                                5.44               10/01/2032         30,700
    4,260   Pavilion Inc., Demand Notes, Series 2000
               (LOC - Old National Bank)                                     5.95               11/01/2025          4,260
   16,400   TP Racing, LLP, Floating-Rate Option
               Notes, Series 2000 (LOC - JPMorgan
               Chase Bank, N.A.)                                             5.39                6/01/2030         16,400
                                                                                                               ----------
                                                                                                                   92,904
                                                                                                               ----------
            LEISURE PRODUCTS (0.2%)
    7,775   McDuffie County, GA, Development Auth.,
               RB, Series 2002 (LOC - Regions Bank)                          5.40                8/01/2022          7,775
                                                                                                               ----------
            MULTIFAMILY HOUSING (0.8%)
    9,825   Los Angeles, CA, Community Redevelopment
               Agency MFH, RB, Series 2003B
               (LOC - Bank of America, N.A.)                                 5.35               10/15/2038          9,825
    6,550   Mulberry Brighton Park Apts., LLC,
               Taxable Variable Rate Bonds, Series 2006
               (LOC - Columbus Bank & Trust Co.)                             5.40                2/01/2021          6,550
   12,600   New York Housing Finance Agency, RB,
               Series 2003J (LOC - Landesbank
               Hessen-Thuringen)                                             5.31                3/15/2011         12,600
    5,300   New York Housing Finance Agency, RB,
               Series 2005A (LOC - Bank of
               America, N.A.)                                                5.39               11/01/2038          5,300
                                                                                                               ----------
                                                                                                                   34,275
                                                                                                               ----------
            NURSING/CCRC (1.0%)
   19,865   Chestnut Partnership, Bonds, Series 1999
               (LOC - La Salle National Bank, N.A.)                          5.35                1/01/2029         19,865
    8,490   Cleveland-Cuyahoga County, OH, Port.
               Auth., RB, Series 2005
               (LOC - National City Bank)                                    5.46               11/15/2035          8,490
    5,065   District of Columbia, RB, Series 2005B
               (LOC - Unicredito Italiano)                                   5.50               10/01/2020          5,065
    4,900   Lincolnwood Funding Corp., RB,
               Series 1995A (LOC - Wachovia Bank, N.A.)(f)                   5.50                8/01/2015          4,900
    7,185   Terre Haute, IN, RB, Series 2002D
               (LOC - Huntington National Bank)                              5.65                8/01/2032          7,185
                                                                                                               ----------
                                                                                                                   45,505
                                                                                                               ----------

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2006

PRINCIPAL                                                               COUPON OR
   AMOUNT   SECURITY                                                DISCOUNT RATE                 MATURITY          VALUE
-------------------------------------------------------------------------------------------------------------------------
            PACKAGED FOODS & MEAT (0.0%)(g)
  $ 1,845   Atlanta Bread Co. International, Inc.,
               Notes (LOC - Columbus Bank & Trust Co.)                       5.45%               9/01/2023     $    1,845
                                                                                                               ----------
            PAPER PRODUCTS (0.2%)
    8,905   Bancroft Bag, Inc., Notes
               (LOC - JPMorgan Chase Bank, N.A.)                             5.39                6/01/2035          8,905
                                                                                                               ----------
            PROPERTY & CASUALTY INSURANCE (1.6%)
   70,000   Alfa Corp., Promissory Notes,
               Series 2002(b),(f)                                            5.60                6/01/2017         70,000
                                                                                                               ----------
            REAL ESTATE MANAGEMENT & DEVELOPMENT (7.3%)
    3,602   Baron Investments, Ltd., Notes,
               Series 2004 (LOC - Federal Home
               Loan Bank of Dallas)                                          5.47               10/01/2024          3,602
   11,905   BBN Holdings, LLC, Demand Notes,
               Series 2004 (LOC - AmSouth Bank, N.A.)                        5.48                6/01/2029         11,905
    2,869   Cornerstone Funding Corp. I, Notes,
               Series 2004E (LOC - Charter One Bank)                         5.51               12/01/2030          2,869
    9,250   Cornerstone Funding Corp. I, Notes,
               Series 2006A (LOC - Charter One Bank)                         5.43                8/01/2031          9,250
    5,735   Dennis E. Eash and Florida O. Eash,
               Taxable Floating-Rate Bonds, Series 2005
               (LOC - Hancock Bank)                                          5.57                4/01/2025          5,735
   14,855   Exchange at Hammond LLC, Bonds,
               Series 2002 (LOC - Bank of North Georgia)                     5.49                8/01/2022         14,855
   17,995   Fairway Park Properties LLC, Notes,
               Series 2001 (LOC - National City Bank)                        5.40               10/15/2026         17,995
    9,250   Fiore Capital, LLC, Taxable Variable
               Rate Demand Notes, Series 2005-A
               (LOC - M&I Marshall & Ilsley Bank)                            5.40                8/01/2045          9,250
    6,940   Freightliner Finance, LLC, Taxable
               Floating-Rate Option Notes
               (LOC - Huntington National Bank)                              5.48               11/01/2030          6,940
    6,860   Houston County, GA, IDA, RB, Series 1997
               (LOC - Wachovia Bank, N.A.)                                   5.43                8/01/2012          6,860
   14,035   JPV Capital, LLC, Notes, Series 2001A
               (LOC - LaSalle Bank Midwest)                                  5.40                7/01/2041         14,035
   20,690   Kansas City Tax Increment Financing
               Commission, Series 2006B
               (LOC - M&I Marshall & Ilsley Bank)                            5.43                6/01/2024         20,690

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2006

PRINCIPAL                                                               COUPON OR
   AMOUNT   SECURITY                                                DISCOUNT RATE                 MATURITY          VALUE
-------------------------------------------------------------------------------------------------------------------------
  $ 5,280   Kederike Financial Group, LLC, Bonds,
               Series 2002A (LOC - Compass Bank)                             5.50%               7/01/2022     $    5,280
   24,510   Mayfair at Great Neck, NY, Bonds,
               Series 1997 (LOC - Manufacturers
               & Traders Trust)                                              5.35                1/01/2023         24,510
    6,250   One Holland Corp., Taxable
               Floating-Rate Notes, Series 2006
               (LOC - Huntington National Bank)                              5.51                8/01/2031          6,250
   11,205   Peachtree-Dunwoody Properties, LLC,
               Demand Bonds, Series 2003
               (LOC - Bank of North Georgia)                                 5.45                3/01/2023         11,205
   18,980   PHF Investments, LLC, Demand Notes,
               Series 2004A (LOC - Associated
               Bank, N.A.)                                                   5.45                6/01/2044         18,980
    9,280   Pierce Memorial Baptist Home, Inc.,
               Bonds, Series 1999 (LOC - La Salle
               National Bank, N.A.)                                          5.35               10/01/2028          9,280
    8,760   SBAR-Piperno Co., RB, Series 1998
               (LOC - Wachovia Bank, N.A.)                                   5.45                9/01/2012          8,760
   40,000   Sea Island Co. and Sea Island Coastal
               Properties, LLC, Notes, Series 2003
               (LOC - Columbus Bank & Trust Co.)                             5.45                4/01/2023         40,000
   21,080   SF Tarns, LLC, RB, Series 2000
               (LOC - LaSalle Bank Midwest)                                  5.44               12/01/2025         21,080
    7,200   Stice-Hill Holding, L.C., Taxable
               Variable Rate Bonds, Series 2003
               (LOC - Hancock Bank of Louisiana)                             5.38               12/01/2023          7,200
   11,865   Thayer Properties, LLC, Bonds,
               Series 2000 (LOC - Columbus
               Bank & Trust Co.)                                             5.40                7/01/2020         11,865
    5,980   Tifton Mall, Inc., Taxable Variable Rate
               Bonds, Series 1996 (LOC - Columbus
               Bank & Trust Co.)                                             5.40                5/01/2026          5,980
   11,450   Wishbone Partners, LLC, Taxable
               Floating-Rate Option Notes
               (LOC - Huntington National Bank)                              5.48               11/01/2025         11,450
   11,850   WLB, LLC, Bonds, Series 1997
               (LOC - Columbus Bank & Trust Co.)                             5.40                4/01/2047         11,850
    2,380   Woodland Park Apartments, LLC, Bonds,
               Series 2001 (LOC - Columbus
               Bank & Trust Co.)                                             5.40                6/01/2031          2,380
                                                                                                               ----------
                                                                                                                  320,056
                                                                                                               ----------

28

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2006

PRINCIPAL                                                               COUPON OR
   AMOUNT   SECURITY                                                DISCOUNT RATE                 MATURITY          VALUE
-------------------------------------------------------------------------------------------------------------------------
            REAL ESTATE TAX/FEE (0.2%)
  $ 8,675   Mississippi Development Bank, Special
               Obligation Bonds, Series 2002 (INS)(LIQ)                      5.46%               6/01/2032     $    8,675
                                                                                                               ----------
            RESTAURANTS (0.1%)
    3,000   Doughboy, LLC, Taxable Variable Rate
               Demand Bonds, Series 2004
               (LOC - M&I Marshall & Ilsley Bank)                            5.49                5/01/2019          3,000
                                                                                                               ----------
            SALES TAX (0.2%)
    7,840   Arista Metropolitan District, RB,
               Series 2006B (LOC - Compass Bank)                             5.42               12/01/2030          7,840
                                                                                                               ----------
            SPECIALTY CHEMICALS (0.1%)
    6,500   Gary, IN, Empowerment Zone Bonds,
               Series 2000A (LOC - Federal
               Home Loan Bank of Chicago)                                    5.48                5/11/2020          6,500
                                                                                                               ----------
            STEEL (0.2%)
    8,770   Indiana Development Finance Auth., RB,
               Series 1998 (LOC - JPMorgan
               Chase Bank, N.A.)                                             5.30                1/01/2009          8,770
                                                                                                               ----------
            TEXTILES (0.3%)
    6,300   Athens-Clarke County, GA, IDA RB,
               Series 2005 (LOC - Columbus
               Bank & Trust Co.)                                             5.45               11/01/2025          6,300
    5,105   Superior Health Linens, Inc.& Superior
               Health Textiles Properties, LLP, Notes,
               Series 2004 (LOC - Associated
               Bank, N.A.)                                                   5.45               12/01/2024          5,105
                                                                                                               ----------
                                                                                                                   11,405
                                                                                                               ----------
            TRUCKING (0.1%)
    6,455   Iowa 80 Group Inc., Demand Bonds,
               Series 2003 (LOC - Wells Fargo
               Bank, N.A.)                                                   5.33                6/01/2016          6,455
                                                                                                               ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2006

PRINCIPAL                                                               COUPON OR
   AMOUNT   SECURITY                                                DISCOUNT RATE                 MATURITY          VALUE
-------------------------------------------------------------------------------------------------------------------------
            WATER UTILITIES (0.2%)
  $ 9,900   Connecticut Water Co., Debenture Bonds,
               Series 2004 (LOC - Citizens Bank
               of Rhode Island)                                              5.33%               1/04/2029     $    9,900
                                                                                                               ----------
            WATER/SEWER UTILITY (0.4%)
   15,180   Hesperia, CA, Public Financing Auth., RB,
               Series 1998A (LOC - Bank of
               America, N.A.)                                                5.35                6/01/2026         15,180
    2,700   Kern Water Bank Auth., CA, RB,
               Series 2003B (LOC - Wells Fargo
               Bank, N.A.)                                                   5.39                7/01/2028          2,700
                                                                                                               ----------
                                                                                                                   17,880
                                                                                                               ----------
            Total Variable-Rate Demand Notes (cost: $1,494,584)                                                 1,494,584
                                                                                                               ----------
            ADJUSTABLE-RATE NOTES (17.2%)

            ASSET-BACKED FINANCING (0.3%)
   10,000   Holmes Financing, plc, Floating-Rate
               Notes, Series 10A(b),(e)                                      5.40                7/15/2007         10,000
    5,167   RMAC 2004-NS3 plc, Notes(b)                                      5.36                9/12/2006          5,167
                                                                                                               ----------
                                                                                                                   15,167
                                                                                                               ----------
            CONSUMER FINANCE (2.6%)
   20,000   American General Finance Corp.,
               Floating-Rate Notes(b)                                        5.40                8/15/2007         20,000
   30,750   American Honda Finance Corp., Notes(b)                           4.90                2/20/2007         30,773
   10,000   HSBC Finance Corp., Floating-Rate Notes                          5.43                8/24/2007         10,000
   30,000   HSBC Finance Corp., MTN                                          5.54               10/27/2006         30,005
   25,000   SLM Corp., Floating-Rate Extendible Notes(b)                     5.36                8/10/2007         25,000
                                                                                                               ----------
                                                                                                                  115,778
                                                                                                               ----------
            DIVERSIFIED BANKS (6.5%)
   25,000   BNP Paribas, Chicago Branch, Extendible
               Floating-Rate Notes, Series 157(b)                            5.14                5/19/2007         25,000
   15,000   DnB NOR Bank ASA, Extendible
               Floating-Rate Notes(b)                                        5.38                8/24/2007         15,000
   30,000   First Tennessee Bank N.A.,
               Floating-Rate Notes(b)                                        5.36                8/17/2007         30,000
   30,000   HSBC Bank, Floating-Rate Notes                                   5.34               12/14/2006         30,006
   25,000   Macquarie Bank Ltd., Floating-Rate
               Extendible Notes(b)                                           5.37               10/26/2006         25,000

30

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2006

PRINCIPAL                                                               COUPON OR
   AMOUNT   SECURITY                                                DISCOUNT RATE                 MATURITY          VALUE
-------------------------------------------------------------------------------------------------------------------------
  $25,000   Macquarie Bank Ltd., Floating-Rate
               Extendible Notes(b)                                           5.40%               8/21/2007     $   25,000
    5,500   Manufacturers & Traders Trust Company,
               CD, Floating-Rate Notes                                       5.36               12/29/2006          5,498
   20,000   Northern Rock plc, Floating-Rate Notes,
               Series C(b)                                                   5.39                8/03/2007         20,000
   50,000   Northern Rock plc, Senior MTN(b)                                 5.35                7/09/2007         50,000
   15,000   Washington Mutual Bank, CD,
               Floating-Rate Notes                                           5.39               12/21/2006         15,001
   25,000   Washington Mutual Bank, CD,
               Floating-Rate Notes                                           5.19                6/22/2007         25,000
   10,000   Wells Fargo & Co., Floating-Rate Notes                           5.34                8/31/2007         10,000
   10,000   WestLB AG, Floating-Rate Notes(b)                                5.39                8/10/2007         10,000
                                                                                                               ----------
                                                                                                                  285,505
                                                                                                               ----------
            ELCTRIC UTILITIES (1.1%)
   50,000   Baltimore Gas & Electric Co.,
               1st Refunding Mortgage Bonds                                  5.23                9/01/2006         50,000
                                                                                                               ----------
            LIFE & HEALTH INSURANCE (0.5%)
   20,000   Premium Asset Trust Certificates,
               Series 2002-4(b)                                              5.58                3/08/2007         20,036
                                                                                                               ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
   20,000   General Electric Capital Corp.,
               Floating-Rate MTN, Series A                                   5.47                7/09/2007         20,000
                                                                                                               ----------
            REGIONAL BANKS (2.9%)
   15,000   Governor and Company of the Bank of
               Ireland, Floating-Rate Extendible Notes(b)                    5.35                8/20/2007         15,000
   15,000   Islandsbanki hf, Extendible Short-Term
               Notes (acquired 3/31/2006;
               cost $15,000)(b, c)                                           5.45                3/22/2007         15,000
   25,000   Kaupthing Bank hf, Extendible Short-Term
               Notes (acquired 4/20/2006;
               cost $25,000)(b),(c)                                          5.44                4/20/2007         25,000
   20,000   Natexis Banques Populaires,
               Floating-Rate Extendible Notes(b)                             5.35                7/13/2007         20,000
   25,000   Natexis Banques Populaires,
               New York Branch, Yankee CD(d)                                 5.40                6/20/2007         25,000

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2006

PRINCIPAL                                                               COUPON OR
   AMOUNT   SECURITY                                                DISCOUNT RATE                 MATURITY          VALUE
-------------------------------------------------------------------------------------------------------------------------
  $25,000   National City Bank of Indiana,
               Floating-Rate Notes                                           5.30%               6/04/2007     $   25,015
                                                                                                               ----------
                                                                                                                  125,015
                                                                                                               ----------
            SPECIALIZED FINANCE (1.0%)
   19,895   CIT Group, Inc., Global Senior MTN,
               Senior Notes                                                  5.84                9/22/2006         19,905
   25,000   CIT Group, Inc., Global Senior MTN,
               Senior Notes                                                  5.39                5/18/2007         25,039
                                                                                                               ----------
                                                                                                                   44,944
                                                                                                               ----------
            THRIFTS & MORTGAGE FINANCE (1.8%)
   20,000   Countrywide Financial Corp., MTN,
               Series A                                                      5.38                9/13/2006         20,000
   30,000   Countrywide Financial Corp., MTN,
               Series A                                                      5.35               12/05/2006         29,996
   30,000   Countrywide Home Loans, Inc., MTN,
               Series M                                                      5.38                8/25/2006         30,002
                                                                                                               ----------
                                                                                                                   79,998
                                                                                                               ----------
            Total Adjustable-Rate Notes (cost: $756,443)                                                          756,443
                                                                                                               ----------

            TOTAL INVESTMENTS (COST: $4,372,394)                                                               $4,372,394
                                                                                                               ==========

32

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA MONEY MARKET FUND
JULY 31, 2006

                                 GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The cost of securities at July 31, 2006, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

         (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA MONEY MARKET FUND
JULY 31, 2006

         (c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Directors. The aggregate market value of these securities at July 31, 2006, was $40,000,000, which represented 0.9% of the Fund's net assets.

         (d) Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

         (e) At July 31, 2006, the aggregate market value of securities purchased on a when-issued basis was $10,000,000.

         (f) At July 31, 2006, portions of these securities were segregated to cover when-issued purchases.

         (g) Represents less than 0.1% of net assets.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

34

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2006

ASSETS
   Investments in securities (amortized cost approximates market value)             $4,372,394
   Receivables:
      Capital shares sold                                                               24,748
      Interest                                                                          23,171
                                                                                    ----------
         Total assets                                                                4,420,313
                                                                                    ----------
LIABILITIES
   Payables:
      Securities purchased                                                              10,000
      Capital shares redeemed                                                           15,470
      Dividends on capital shares                                                          201
   Accrued management fees                                                                 885
   Accrued transfer agent's fees                                                           145
   Other accrued expenses and payables                                                     367
                                                                                    ----------
         Total liabilities                                                              27,068
                                                                                    ----------
            Net assets applicable to capital shares outstanding                     $4,393,245
                                                                                    ==========

NET ASSETS CONSIST OF:
   Paid-in capital                                                                  $4,393,250
   Accumulated net realized loss on investments                                             (5)
                                                                                    ----------
            Net assets applicable to capital shares outstanding                     $4,393,245
                                                                                    ==========
   Capital shares outstanding                                                        4,393,250
                                                                                    ==========
   Authorized shares of $.01 par value                                               7,700,000
                                                                                    ==========
   Net asset value, redemption price, and offering price per share                  $     1.00
                                                                                    ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA MONEY MARKET FUND
YEAR ENDED JULY 31, 2006

INVESTMENT INCOME
   Interest income                                                                  $173,154
                                                                                    --------
EXPENSES
   Management fees                                                                     9,111
   Administration and servicing fees                                                   3,796
   Transfer agent's fees                                                               6,998
   Custody and accounting fees                                                           791
   Postage                                                                               668
   Shareholder reporting fees                                                            280
   Directors' fees                                                                         8
   Registration fees                                                                     232
   Professional fees                                                                     123
   Other                                                                                  68
                                                                                    --------
      Total expenses                                                                  22,075
   Expenses paid indirectly                                                             (158)
                                                                                    --------
      Net expenses                                                                    21,917
                                                                                    --------
NET INVESTMENT INCOME                                                                151,237
                                                                                    --------
NET REALIZED LOSS ON INVESTMENTS
   Net realized loss                                                                      (5)
                                                                                    --------
   Increase in net assets resulting from operations                                 $151,232
                                                                                    ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

36

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA MONEY MARKET FUND
YEARS ENDED JULY 31,

                                                                      2006           2005
                                                                -------------------------
FROM OPERATIONS
   Net investment income                                        $  151,237    $    56,977
   Net realized loss on investments                                     (5)             -
                                                                -------------------------
      Increase in net assets resulting from operations             151,232         56,977
                                                                -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                          (151,239)       (56,977)
                                                                -------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                     5,027,173      3,124,438
   Reinvested dividends                                            148,841         55,872
   Cost of shares redeemed                                      (3,742,788)    (3,240,028)
                                                                -------------------------
      Increase (decrease) in net assets from capital
         share transactions                                      1,433,226        (59,718)
                                                                -------------------------
Net increase (decrease) in net assets                            1,433,219        (59,718)

NET ASSETS
   Beginning of year                                             2,960,026      3,019,744
                                                                -------------------------
   End of year                                                  $4,393,245    $ 2,960,026
                                                                =========================
Accumulated undistributed net investment income:
   End of year                                                  $        -    $         2
                                                                =========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                   5,027,173      3,124,438
   Shares issued for dividends reinvested                          148,841         55,872
   Shares redeemed                                              (3,742,788)    (3,240,028)
                                                                -------------------------
      Increase (decrease) in shares outstanding                  1,433,226        (59,718)
                                                                =========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA MONEY MARKET FUND
JULY 31, 2006

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company incorporated under the laws of Maryland consisting of 17 separate funds. Effective after the close of business on July 31, 2006, the USAA Money Market Fund (the Fund) was reorganized into a newly established corresponding series of USAA Mutual Funds Trust, which is an existing Delaware statutory trust that was formerly known as USAA State Tax-Free Trust. The information presented in this annual report pertains only to the Fund, which is classified as diversified under the 1940 Act. The Fund's investment objective is the highest income consistent with preservation of capital and the maintenance of liquidity.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

              1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the
                 Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

              2. Repurchase agreements are valued at cost, which approximates market value.

              3. Securities for which valuations are not readily available or are considered unreliable are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value approved by the Company's Board of Directors.

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND
JULY 31, 2006

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities using the straight-line method.

           D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements. As of July 31, 2006, the Fund did not invest in any repurchase agreements.

           E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND
JULY 31, 2006

              the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. As of July 31, 2006, net outstanding delayed-delivery commitments, including interest purchased where applicable, for the Fund were $10,000,000, all of which were when-issued.

           F. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the year ended July 31, 2006, these custodian and other bank credits reduced the Fund's expenses by $158,000.

           G. INDEMNIFICATIONS - Under the Company's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

           H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND
JULY 31, 2006

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. Prior to January 6, 2006, the facility fees assessed by CAPCO were limited to an amount not to exceed 0.09% annually of the $300 million loan agreement.

         For the year ended July 31, 2006, the Fund paid CAPCO facility fees of $6,000, which represents 10.8% of total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended July 31, 2006.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND
JULY 31, 2006

         The tax character of distributions paid during the years ended July 31, 2006, and 2005, was as follows:


                                           2006                          2005
                                       ------------------------------------------
Ordinary income*                       $151,239,000                   $56,977,000

        *Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

         As of July 31, 2006, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                        $724,000
Accumulated capital and other losses                                   (5,000)

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2006, the Fund had a current post-October loss of $5,000, which will be recognized on the first day of the following fiscal year.

(4) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets for the fiscal year. For the year ended July 31, 2006, the Fund incurred management fees, paid or payable to the Manager, of $9,111,000.

           B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the year ended July 31, 2006, the Fund incurred

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND
JULY 31, 2006

              administration and servicing fees, paid or payable to the Manager, of $3,796,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Company's Board of Directors has approved the reimbursement of these expenses incurred by the Manager. For the year ended July 31, 2006, the Fund reimbursed the Manager $85,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended July 31, 2006, the Fund incurred transfer agent's fees, paid or payable to SAS, of $6,998,000.

           D. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(5) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         USAA Investment Management Company is an indirectly wholly owned subsidiary of United Services Automobile Association (the Association), a large, diversified financial services institution. At July 31, 2006, the Association and its affiliates owned 4,000 shares (0.0%) of the Fund.

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND
JULY 31, 2006

(6) NEW ACCOUNTING PRONOUNCEMENT
--------------------------------------------------------------------------------

         On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. At this time, management has not determined the effect, if any, that the adoption of FIN 48 will have on the Fund's financial statements.

44

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND
JULY 31, 2006

(7) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                                   YEAR ENDED JULY 31,
                                                      ----------------------------------------------------------------------
                                                            2006             2005           2004          2003          2002
                                                      ----------------------------------------------------------------------
Net asset value at beginning of period                $     1.00       $     1.00     $     1.00    $     1.00    $     1.00
                                                      ----------------------------------------------------------------------
Income from investment operations:
   Net investment income                                     .04              .02            .01           .01           .02
   Net realized and unrealized gain                         (.00)(b)          .00(b)         .00(b)          -             -
                                                      ----------------------------------------------------------------------
Total from investment operations                             .04              .02            .01           .01           .02
                                                      ----------------------------------------------------------------------
Less distributions:
   From net investment income                               (.04)            (.02)          (.01)         (.01)         (.02)
                                                      ----------------------------------------------------------------------
Net asset value at end of period                      $     1.00       $     1.00     $     1.00    $     1.00    $     1.00
                                                      ======================================================================
Total return (%)*                                           3.99             1.93            .66          1.15          2.02
Net assets at end of period (000)                     $4,393,245       $2,960,026     $3,019,744    $3,398,733    $3,569,459
Ratio of expenses to average net assets (%)**(a)             .58              .60            .60           .59           .57
Ratio of net investment income to average
   net assets (%)**                                         3.98             1.91            .66          1.15          2.01

 *  Assumes reinvestment of all net investment income distributions during the period.
**  For the year ended July 31, 2006, average net assets were $3,800,626,000.
(a) Reflects operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                                            (.00%)(+)        (.00%)(+)      (.00%)(+)     (.01%)        (.00%)(+)
   (+) Represents less than 0.01% of average net assets.
(b) Represents less than $.01 per share.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA MONEY MARKET FUND
JULY 31, 2006

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees, and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2006, through July 31, 2006.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

46

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA MONEY MARKET FUND
JULY 31, 2006

         Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.


                                                                                  EXPENSES PAID
                                      BEGINNING               ENDING              DURING PERIOD*
                                    ACCOUNT VALUE          ACCOUNT VALUE        FEBRUARY 1, 2006 -
                                   FEBRUARY 1, 2006        JULY 31, 2006          JULY 31, 2006
                                   ---------------------------------------------------------------
Actual                                $1,000.00              $1,022.00                $2.86
Hypothetical
   (5% return before expenses)         1,000.00               1,021.97                 2.86

        *Expenses are equal to the Fund's annualized expense ratio of 0.57%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 2.20% for the six-month period of February 1, 2006, through July 31, 2006.

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)

USAA MONEY MARKET FUND
JULY 31, 2006

         At a meeting of the Board of Directors held on April 19, 2006, the Board, including the Directors who are not "interested persons" of the Company (the "Independent Directors"), approved the continuance of the Investment Advisory Agreement between the Company and the Manager with respect to the Fund.

         In advance of the meeting, the Directors received and considered a variety of information relating to the Investment Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii)information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Directors reviewed the proposed continuance of the Investment Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement with respect to the Fund. The Independent Directors also reviewed the proposed continuation of the Investment Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

         At each regularly scheduled meeting of the Board and its committees, the Board of Directors of the Company receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Investment Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of

48

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA MONEY MARKET FUND
JULY 31, 2006

         fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement included information previously received at such meetings.

         After full consideration of a variety of factors, the Board of Directors, including the Independent Directors, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Directors did not identify any single factor as controlling, and each Director attributed different weights to various factors. Throughout their deliberations, the Independent Directors were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board of Directors reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Company.

         The Board considered the Manager's management style and the performance of its duties under the Investment Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation

  A D V I S O R Y
=================---------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA MONEY MARKET FUND
JULY 31, 2006

         of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

         The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Manager and its affiliates provide compliance and administrative services to the Fund. The Directors, guided also by information obtained from their experiences as directors of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objectives and classifications, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes the Fund and all other no-load retail money market funds regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services -- was below the median of both its expense group

50

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA MONEY MARKET FUND
JULY 31, 2006

         and its expense universe. The data indicated that the Fund's total expense ratio was equal to the median of its expense group and below the median of expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the level and method of computing the management fee.

         In considering the Fund's performance, the Board of Directors noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Directors also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional money market funds regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance exceeded the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2005. The Board also noted that the Fund's percentile performance ranking was in the top 30% of its performance universe for the one-and three-year periods ended December 31, 2005.

         COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Directors reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA MONEY MARKET FUND
JULY 31, 2006

         affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Company, including that the Manager may derive reputational and other benefits from its association with the Fund. The Directors recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

         ECONOMIES OF SCALE. The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board also took into account management's discussion of the current advisory fee structure. The Board determined that the current investment management fee structure was reasonable.

         CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others:
         (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the interests of the Fund and its shareholders.

52

 D I R E C T O R S '  A N D  O F F I C E R S '
=====================-----------------------------------------------------------
                      INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

              The Board of Directors of the Company consists of five Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Directors periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be 20 years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

              Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual funds as of July 31, 2006. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

              If you would like more information about the funds' Directors, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

              * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS
                AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTOR(1)
--------------------------------------------------------------------------------

              CHRISTOPHER W. CLAUS (2,4)
              Director
              Born: December 1960
              Year of Election or Appointment: 2001

              President, Chief Executive Officer, Director, and Chairman of the Board of Directors, IMCO (12/04-present); President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-12/04); Senior Vice President, Investment Sales and Service, IMCO (7/00-2/01). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Director/Trustee of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services (SAS).

NON-INTERESTED (INDEPENDENT) DIRECTORS
--------------------------------------------------------------------------------

              BARBARA B. DREEBEN (3,4,5,6)
              Director
              Born: June 1945
              Year of Election or Appointment: 1994

              President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              (1) INDICATES THE DIRECTOR IS AN EMPLOYEE OF USAA INVESTMENT
                  MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

              (2) MEMBER OF EXECUTIVE COMMITTEE

              (3) MEMBER OF AUDIT COMMITTEE

              (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

              (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

              (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE
                  USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

54

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

              ROBERT L. MASON, PH.D. (3,4,5,6)
              Director
              Born: July 1946
              Year of Election or Appointment: 1997

              Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              MICHAEL F. REIMHERR (3,4,5,6)
              Director
              Born: August 1945
              Year of Election or Appointment: 2000

              President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              RICHARD A. ZUCKER (2,3,4,5,6)
              Director and Chairman of the Board of Directors
              Born: July 1943
              Year of Election or Appointment: 1992(+)

              Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds.
              Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              (+) MR. ZUCKER WAS ELECTED AS CHAIRMAN OF THE BOARD IN 2005.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

              CLIFFORD A. GLADSON
              Vice President
              Born: November 1950
              Year of Appointment: 2002

              Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02).

              STUART WESTER*
              Vice President
              Born: June 1947
              Year of Appointment: 2002

              Vice President, Equity Investments, IMCO (1/99-present).

              RONALD B. SWEET
              Vice President
              Born: November 1962
              Year of Appointment: 2006

              Vice President, Equity Investments, IMCO (6/06-present); Assistant Vice President, Investment Strategy & Analysis, USAA (97-6/06).

              MARK S. HOWARD
              Secretary
              Born: October 1963
              Year of Appointment: 2002

              Senior Vice President, Life/IMCO/USAA Financial Planning Services
              (FPS) General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life Insurance Company, IMCO, USAA Financial Advisers, Inc. (FAI), FPS, and SAS.

              (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT
                  MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

               * STUART WESTER RETIRED EFFECTIVE AUGUST 31, 2006.

56

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

              DEBRA K. DUNN
              Treasurer
              Born: August 1969
              Year of Appointment: 2005

              Assistant Vice President, IMCO/FPS Finance, USAA (9/04-present); Executive Director, IMCO/FPS Finance, USAA (12/03-9/04); Executive Director, FPS Finance, USAA (2/03-12/03); Director, FPS Finance, USAA (12/02-2/03); Director, Strategic Financial Analysis, IMCO (1/01-12/02); Financial Business Analyst, Strategic Financial Analysis, IMCO (3/00-1/01). Ms. Dunn also holds the Officer positions of Assistant Vice President and Treasurer for IMCO, SAS, FPS, and FAI.

              EILEEN M. SMILEY
              Assistant Secretary
              Born: November 1959
              Year of Appointment: 2003

              Vice President, Securities Counsel, USAA (2/04-present); Assistant Vice President, Securities Counsel, USAA (1/03-2/04); Attorney, Morrison & Foerster, LLP (1/99-1/03). Ms. Smiley also holds the Officer position of Vice President and Assistant Secretary of IMCO, SAS, FAI, and FPS.

              ROBERTO GALINDO, JR.
              Assistant Treasurer
              Born: November 1960
              Year of Appointment: 2000

              Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01).

              JEFFREY D. HILL
              Chief Compliance Officer
              Born: December 1967
              Year of Appointment: 2004

              Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04); Assistant Vice President, Investment Management Administration & Compliance, IMCO (9/01-12/02); Senior Manager, Investment Management Assurance and Advisory Services, KPMG LLP (6/98-8/01).

                   DIRECTORS    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

               ADMINISTRATOR,   USAA Investment Management Company
          INVESTMENT ADVISER,   P.O. Box 659453
                 UNDERWRITER,   San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

                   CUSTODIAN    State Street Bank and Trust Company
              AND ACCOUNTING    P.O. Box 1713
                       AGENT    Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800) 531-8066

           USAA SELF-SERVICE    For account balance, last transaction, fund
            TELEPHONE SYSTEM    prices, or to exchange or redeem fund shares
                                (800) 531-8777

             INTERNET ACCESS    USAA.COM

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
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                                                                           Paper

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23427-0906                                   (C)2006, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

On June 25, 2003, the Board of Directors of USAA Mutual Fund, Inc. approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. On September 14, 2005, the Board of Directors of USAA Mutual Fund, Inc. approved a revised Sarbanes Code applicable to the Funds' senior financial officers. There were no substantive changes to the ethical duties or responsibilities of the Funds' senior financial officers. The changes to the Sarbanes Code were necessary because of the change of the Funds' Chairman of the Board to an independent director. The revised Sarbanes Code clarifies that the same USAA personnel will continue to receive reports of all violations of the Sarbanes Code and be required to approve outside employment and certain financial interests in transactions. Under the revised Sarbanes Code, the Funds' Board of Directors will continue to receive the same notifications, reports and have the same power that it had before under the original Sarbanes Code. On September 13, 2006, the Board of Directors of USAA Mutual Funds Trust approved a revised Sarbanes Code reflecting shareholders' approval of a reorganization of the USAA Funds into one legal entity, USAA Mutual Funds Trust. A copy of the revised Sarbanes Code is attached as an Exhibit to this Form N-CSR. The only change was to reflect the name change of the new legal entity after the reorganization.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code or the revised Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Dr. Laura T. Starks, Ph.D. had been designated as the audit committee financial expert for USAA Mutual Fund, Inc. Dr. Starks resigned from the Board of Trustees effective May 22, 2006, and the Board has not determined that another Trustee qualifies as an audit committee financial expert. Because of the recent resignation of its audit committee financial expert, the Board is evaluating this situation and will take appropriate action.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Fund, Inc., consists of 17 funds in all. Only 14 funds of the Registrant (excluding the Index Funds) have a fiscal year-end of July 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended July 31, 2006 and 2005 were $356,180 and $249,300, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended July 31, 2006 and 2005 were $50,000 and $15,500, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young LLP for the tax services are listed below in the table:

----------------------------------------------------------------------------------------------
               Review of Federal,
               State and City        Passive     Quarterly
               Income and tax        Foreign     Diversification
               returns and excise   Investment   Review under      Excise Tax
               tax calculations      Company     Subchapter M      Assistance          TOTAL
----------------------------------------------------------------------------------------------
FYE 7-31-2006     $ 6,059            $    0       $13,746           $ 6,218          $ 26,023
FYE 7-31-2005     $56,100            $    0       $17,249           $     0          $ 73,349
----------------------------------------------------------------------------------------------
TOTAL             $62,159            $    0       $30,995           $ 6,218          $ 99,372
----------------------------------------------------------------------------------------------

All tax service fees were preapproved by the Audit Committee.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended July 31, 2006 and 2005.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS for July 31, 2006 and 2005 were $138,023 and $116,349, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2006 and 2005 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Directors/Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation. Disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:




                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
            - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
            - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
            - compliance with applicable laws and governmental rules and regulations;
            - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the Chair/CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
            -     accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

A.       DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the Chair/CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chair/CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

         - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
         - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
         - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
         - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the
              USAA Funds' and IMCO's operating policies and procedures.
         -    A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
         -    A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chair/CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.     REQUIRED REPORTS

                -     EACH COVERED OFFICER MUST:
                      - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                      - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                -     THE CHIEF LEGAL OFFICER MUST:
                      - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                      - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

               - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the Chairman/CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
               - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chair/CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
               - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
               - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chair/CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee.
                  The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or
                  (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the affected Trust's Chief Legal Officer or the Chairman of the Board of Trustees.



Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved and adopted by the Board of Trustees of USAA Life Investment Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 13, 2006.


                                   APPENDIX A
                                COVERED OFFICERS
                                ----------------


                                   PRESIDENT
                                   TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except the Index Funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    SEPTEMBER 27, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    OCTOBER 2, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    OCTOBER 2, 2006
         ------------------------------


*Print the name and title of each signing officer under his or her signature.